SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts
Change in allowance for doubtful accounts receivable
Balance, beginning of year	$ 96,961	$ 120,468	$ 97,653	$ 69,603
Charged to Costs and Expenses	76,772	101,967	123,352	105,260
Deductions and Other Adjustments	(59,778)	(125,474)	(100,537)	(77,210)
Balance, end of year	113,955	96,961	120,468	97,653
Valuation allowance for deferred tax assets
Change in allowance for doubtful accounts receivable
Balance, beginning of year	163,075	165,994	182,308	26,744
Charged to Costs and Expenses				78,761
Deductions and Other Adjustments	25	(2,919)	(16,314)	(76,803)
Balance, end of year	$ 163,100	$ 163,075	$ 165,994	$ 182,308